Lease Prepayments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Non-current portion	¥ 16,296	$ 2,370	¥ 16,830
Current portion - amount charged to expense within a year	524	76	524
Total lease prepayments of land use rights	¥ 16,820	$ 2,446	¥ 17,354